Basis of preparation	12 Months Ended
Nov. 30, 2021
Text Block [Abstract]
Basis of preparation
1.	Basis of preparation
Statement of compliance
The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements were authorized for issue by the Board of Directors on February 23, 2022.
Basis of measurement
The Company’s consolidated financial statements have been prepared on a going concern and historical cost basis, except for:

●	bonds and money market funds, which are measured at fair value,

●	derivative financial assets, which are measured at fair value,

●	liabilities related to cash-settled share-based arrangements and derivative financial liabilities, which are measured at fair value,

●	lease liabilities which are measured at present value of lease payments not paid at commencement date,

●	equity-classified share-based payment arrangements are measured at fair value at the grant date pursuant to IFRS 2, Share -based Payment .
The methods used to measure fair value are discussed further in Note 26.

Functional and presentation currency
The Company’s functional currency is the United States dollar (“US$”).
All financial information presented in US$ has been rounded to the nearest thousand.
Use of estimates and judgments
The preparation of the Company’s consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting year.
Judgments in applying accounting policies
Information about critical judgments in applying accounting policies and assumptions that have the most significant effect on the amounts recognized in the consolidated financial statements is noted below.
Milestone payments related to Trogarzo
®
The commercialization rights related to Trogarzo
®
are subject to additional
cash-based
milestone payments based on the attainment of commercial milestones, including development, launch and sales milestones. Milestone payments will be accrued and recorded in the cost of intangible assets when it is probable that they will be achieved. The determination of probability of paying the milestones is subject to judgment. In order to demonstrate that the commercial milestone payment is probable, the following are taken into consideration: product approval; product launch; and approved development plan. In addition, there should be a sufficient history of sales to have reasonable expectation that the commercial milestone payments related to the sales milestone will be reached.
Contingent consideration related to oncology platform
The purchase consideration for the oncology platform (Note 1
3
) includes additional milestone payments based on the attainment of commercial milestones that will be settled through the issuance of the Company’s shares, which represent a transaction in the scope of IFRS 2. Accordingly, the fair value of the oncology platform at the date of acquisition incorporates management’s judgement as to the probability of attaining the share-based
milestones as well as the expected timing of the attainment of the milestones.
Convertible senior unsecured notes
The determination of the fair value of the liability component of a convertible instrument was at time of issuance based on the estimated interest rate that the Company could obtain for a similar debt instrument without a conversion option.

Key sources of estimation uncertainty
Key sources of estimation uncertainty that have a significant risk of resulting in a material adjustment to the carrying amount of assets and liabilities within the next financial year are as follows:
Sales allowances
Management uses judgment in estimating provisions for sale allowances such as cash discounts, returns, rebates and chargebacks, including potential clawbacks in certain jurisdictions when pricing terms are based on temporary use authorisations and thus subject to future negotiation. The product revenue recognized quarter over quarter is net of these estimated allowances. Such estimates require the need to make estimates about matters that are inherently uncertain. The Company’s estimates are based on our historical claims as supplemented by management’s judgment (see Notes 2 (Revenue recognition) and 3 for additional information).
Other
Other areas of judgment and uncertainty are related to the estimation of accruals for clinical trial expenses, the recoverability of inventories from the effects of technological changes or new product introductions, the measurement and recoverability of intangible assets, the measurement of derivative financial assets, and the measurement of share-based
arrangements.
Reported amounts and note disclosures reflect the overall economic conditions that are most likely to occur and the anticipated measures management intends to take. Actual results could differ from those estimates.
The above estimates and assumptions are reviewed regularly. Revisions to accounting estimates are recognized in the year in which the estimates are revised and in any future years affected.
COVID-19
pandemic
The
COVID-19
pandemic continues to cause significant financial market and social dislocation. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak. While the Company has experienced some of the impact of the outbreak of the Coronavirus
(COVID-19)
on its operations, it continued to operate during the current pandemic. During the year ended November 30, 2021, the Company recognized payroll subsidiaries totaling
$325 (2020-$453)
principally under the Canadian Emergency Wage Subsidy program. These subsidies were recorded as a reduction in the associated personnel costs which the Company incurred, and were recognized in research and development, selling and general and administrative expenses. Given the prolonged pandemic, it is not clear what the potential impact may be on the Company’s business, financial position and financial performance.